 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253

Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)

525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 1/31

Date of reporting period: 07/01/10 - 06/30/11

Item 1. Proxy Voting Record

========= WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

=========== WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET ============
===========                          TRUST                          ============

On November 5, 2010, the Wells Fargo Advantage California Municipal Money Market
Trust was reorganized into the Wells Fargo Advantage California Municipal Money
Market Fund. The Wells Fargo Advantage California Municipal Money Market Fund's
proxy voting record for the twelve-month period ended June 30, 2011 is disclosed on the Fund's Form N-PX filed on August 30, 2011. The Fund's CIK number is
0001081400 and its Form N-PX file number is 333-74295.

There were no proxies voted in relation to the securities held in the Fund's portfolio.

=========== WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND ============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============== WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================= WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET ==================
=================              FUND<sup>SM</sup>              ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============== WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

=================== WELLS FARGO ADVANTAGE MONEY MARKET FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

=================== WELLS FARGO ADVANTAGE MONEY MARKET TRUST ===================

On November 5, 2010, the Wells Fargo Advantage Money Market Trust was reorganized into the Wells Fargo Advantage Cash Investment Money Market Fund. The Wells Fargo
Advantage Cash Investment Money Market Fund's proxy voting record for the twelve-month period ended June 30, 2011 is disclosed on the Fund's Form N-PX filed on August 30, 2011. The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============== WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========= WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET =========
=========                             FUND                             =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST ==========

On November 5, 2010, the Wells Fargo Advantage National Tax-Free Money Market Trust
was reorganized into the Wells Fargo Advantage National Tax-Free Money Market Fund.
The Wells Fargo Advantage National Tax-Free Money Market Fund's proxy voting record for the twelve-month period ended June 30, 2011 is disclosed on the Fund's Form
N-PX filed on August 30, 2011. The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========= WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================= WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP =================
=================              FUND<sup>SM</sup>               =================

On July 9, 2010, the Wells Fargo Advantage Overland Express Sweep Fund was
reorganized into the Wells Fargo Advantage Money Market Fund. The Wells Fargo
Advantage Money Market Fund's proxy voting record for the twelve-month period ended June 30, 2011 is disclosed on the Fund's Form N-PX filed on August 30, 2011.
The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== WELLS FARGO ADVANTAGE PENNSYLVANIA MUNICIPAL MONEY MARKET ===========
==========                          FUND                             ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

=========== WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============ WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============ WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE
REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE
UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND
EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 30, 2011

*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF
ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.